Related party - Narrative (FY) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 22, 2025
Related Party Transaction [Line Items]
Revenues	$ 3,675	$ 3,446	$ 8,976	$ 8,855	$ 11,704	$ 11,677	$ 10,726
Cost of products and services sold	2,589	2,404	6,702	6,562	8,634	8,908	8,254
Related-party notes receivable	0		0		532	149
Interest expense	94	137	369	406	547	564	252
Interest income	5	7	41	22	35	15	4
Interest expense, debt	79	11	144	32	43	49	63
Related Party [Member]
Related Party Transaction [Line Items]
Revenues		12	33	58	75	65	95
Cost of products and services sold		6	16	21	28	27	21
Trade receivables					21	17
Non-trade receivables					37	19
Trade payables					8	11
Non-trade payables					3	4
Related-party notes receivable					532	149
Interest expense		1	1	1	1	9	2
Interest income		4	12	9	15	4	2
Long-term debt					7,647	7,790		$ 7,645
Interest expense, debt		115	183	342	454	460	152
Interest payable					$ 78	$ 81
Related Party [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Debt Instrument, Maturity Date					Dec. 31, 2025
Fixed interest rate					3.39%	3.70%
Weighted average interest rate					5.45%	5.45%
Related Party [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Debt Instrument, Maturity Date					Dec. 31, 2039
Fixed interest rate					7.41%	8.29%
Weighted average interest rate					5.95%	5.95%
Related Party [Member] | Products And Services Purchased From Parent [Member]
Related Party Transaction [Line Items]
Cost of products and services sold		54	69	167	$ 206	$ 274	324
Equity Method Investee [Member]
Related Party Transaction [Line Items]
Revenues	$ 5	$ 6	$ 11	$ 12	$ 15	$ 15	$ 14